REVENUE AND COST OF SALES	6 Months Ended
Jun. 30, 2021
Note 15 - REVENUE AND COST OF SALES
15.	REVENUE AND COST OF SALES

The Company’s revenues for the six months ended June 30, 2021 and 2020 are all attributable to Mexico, from shipments of concentrate from the Avino Mine, and processing of Historical Above Ground Stockpiles.

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Concentrate sales	$-	$4,237	$-	$11,807
Provisional pricing adjustments	-	603	29	149
	$-	$4,840	$29	$11,956

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products. Stand-by costs consists of care and maintenance costs incurred during the work stoppage at the Avino Mine during the six months ended June 30, 2021.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Production costs	$-	$3,525	$-	$9,179
Stand-by and ramp-up costs	554	-	800	-
Depreciation and depletion	463	528	926	1,147
	$1,017	$4,053	$1,726	$10,326